Impairment (Details) - Schedule of key assumptions used in the value in use calculation		3 Months Ended			4 Months Ended	12 Months Ended
		Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2022
Schedule Of Key Assumptions Used In The Value In Use Calculation Abstract
Revenues	[1]	The weighted average daily revenue per Terahash used in the value in use calculation was $0.12/Terahash	The weighted average daily revenue per Terahash used in the value in use calculation was $0.12/Terahash	The weighted average daily revenue per Terahash used in the value in use calculation was $0.22/Terahash	The weighted average daily revenue per Terahash used in the value in use calculation was $0.11/Terahash	Two optimistic and two pessimistic scenarios and one status quo scenario, each with an estimated future BTC price and network difficulty, were used to project revenues and associated cash flows from cryptocurrency mining. Management assigned probabilities to each scenario to calculate weighted average expected outcomes.
Discount rate and period		The value in use of the Quebec, Washington State and Argentina CGUs were determined based on the present value of the expected cash flows over five-year, four-year and five-year periods, respectively, discounted at annual pre-tax rates of 29.00%, 29.75% and 38.25%, respectively, in varying scenarios	The value in use of the CGU was determined based on the present value of the expected cash flows over a four-year period discounted at an annual pre-tax rate of 24.75% in varying scenarios	The discount pre-tax rate used was estimated at 18.3%	The value in use of the Quebec, Washington State, Paraguay and Argentina CGUs were determined based on the present value of the expected cash flows over five-year, four-year, five-year and five-year periods, respectively, discounted at annual pre-tax rates of 25.25%, 26.00%, 30.75% and 34.75%, respectively, in varying scenarios	The discount rate reflects management’s assumptions regarding the unit’s specific risk. The pre-tax discount rate used was estimated with some of the risk already being implicitly reflected through management’s allocation of probabilities to the various scenarios included in the revenue calculation.
Energy prices		$0.046, $0.027 and $0.030 per kilowatt hour for the Quebec, Washington State and Argentina CGUs, respectively	$0.027 per kilowatt hour for the Washington State CGU	$0.04 per kilowatt hour for the Quebec CGU	$0.048, $0.044, $0.038 and $0.039 per kilowatt hour for the Quebec, Washington State, Paraguay and Argentina CGUs, respectively	Management estimated that energy prices for the duration of the forecasted years will be approximately:
Terminal values		Not applicable	Approximately 6 months	Approximately 6 months	Not applicable	Management estimated the terminal value of the Miners included in the CGU for the purposes of the impairment testing to be the daily revenue per Terahash in effect at the end of the value in use calculation multiplied by the ending hashrate for a period of:

[1]	Changes in BTC price and BTC network difficulty that can lead to changes in expected revenues were considered in the various scenarios listed above.